UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	December 31, 2005
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	12/31/05
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:
None





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                                                    FORM 13F INFORMATION TABLE
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NAME	                        TITLE	     CUSIP	VALUE	 SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	 DSCRETN  MANAGERS SOLE	    SHARED	 NONE

American International Group	Common Stock	026874107 113,046 1,656,841	X          485,120 1,110,662  61,059
Amgen, Inc.			Common Stock	031162100 149,152 1,891,348	X          571,860 1,249,400  70,088
Automatic Data Processing, Inc.	Common Stock	053015013 133,324 2,904,669	X          869,310 1,924,050 111,309
Coca Cola Company		Common Stock	191216100 109,297 2,711,401	X          797,320 1,820,900  93,181
Colgate Palmolive		Common Stock	194162103 108,915 1,985,682     X          582,490 1,333,250  69,942
Costco Wholesale Corp.		Common Stock	22160K105  95,559 1,931,650	X   	   570,240 1,287,800  73,610
Dell Inc.			Common Stock	24702R101 158,447 5,290,393	X        1,584,610 3,518,450 187,333
Ebay Inc.			Common Stock	278642103  83,818 1,939,325	X          539,450 1,327,400  72,475
Electronic Arts Inc.		Common Stock	285661104  94,597 1,808,394	X          544,910 1,200,700  62,784
General Electric Co.		Common Stock	369604103  94,493 2,695,961	X          815,230 1,779,800 100,931
Genzyme Corp.			Common Stock	372917104 103,288 1,459,276	X          446,100   958,400  54,776
Home Depot Inc.			Common Stock	437076102  92,902 2,295,017	X          689,820 1,518,200  86,997
Johnson & Johnson		Common Stock	478160104 120,131 1,998,845	X          606,000 1,324,117  68,728
Medtronic Inc.			Common Stock	585055106 140,004 2,431,900	X          713,650 1,628,426  89,824
Microsoft Corp.			Common Stock	594918104 146,128 5,588,071	X        1,697,560 3,676,250 214,261
Procter & Gamble Company	Common Stock	742718109 137,315 2,372,416	X          699,153 1,585,902  87,361
Staples Inc.			Common Stock	855030102 176,684 7,780,011	X        2,340,290 5,141,537 298,184
Starbucks Corporation		Common Stock	855244109  80,236 2,673,628	X          780,720 1,782,340 110,568
State Street Corp.		Common Stock	857477103  92,760 1,673,160	X          503,850 1,105,750  63,560
Sysco Corp. 			Common Stock	871829107  93,928 3,025,060	X          904,320 2,020,000 100,740
Teva Pharmaceuticals		Common Stock	881624209 104,214 2,423,027	X          723,880 1,602,600  96,547
United Parcel Service		Common Stock	911312106 108,933 1,449,539	X          422,710   970,800  56,029
Wal-Mart Stores, Inc.		Common Stock	931142103  65,636 1,402,484	X          418,750   930,327  53,407
Wm Wrigley			Common Stock	982426105  79,133 1,190,153	X          350,630   797,800  41,723
Total							2,681,940


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